INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES

	As of March 31,
	2025	2026
	RMB	RMB
Raw materials	10,474	9,622
Work in progress	2,941	1,137
Finished goods	13,712	9,810
Total inventory, gross	27,127	20,569
Inventory reserve	(20,776)	(16,737)
Total inventory, net	6,351	3,832

SCHEDULE OF INVENTORY RESERVE

The movement of inventory reserve was as follows:

	Year ended March 31,
	2025	2026
	RMB	RMB
Balance at beginning of year	10,920	20,776
Additional/(reversal) charge	9,841	(3,999)
Foreign currency translation difference	15	(40)
Balance at the end of year	20,776	16,737